Business and Basis of Presentation (Narrative) (Details) $ in Millions					1 Months Ended	3 Months Ended
	Mar. 01, 2016 USD ($)	Dec. 01, 2015 USD ($)	Aug. 01, 2015	Mar. 02, 2015	Dec. 31, 2015 system investment rail_rack sphere	Mar. 31, 2015 joint_venture	Jan. 31, 2015 joint_venture
Number of storage assets | sphere					2
Number of equity investments | investment					6
Crude Oil [Member]
Number of rail racks | rail_rack					2
Crude Oil Pipeline, Terminal And Storage Facilities [Member]
Number of systems					1
Refined Petroleum Products Pipeline, Terminal And Storage [Member]
Number of systems					4
Crude Oil Gathering [Member]
Number of systems					1
Paradigm
Number of joint ventures | joint_venture						2	2
Phillips 66 [Member] | DCP Sand Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Percentage of ownership in equity method investment acquired				33.34%		33.34%
Phillips 66 [Member] | DCP Southern Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Percentage of ownership in equity method investment acquired				33.34%		33.34%
Phillips 66 [Member] | Explorer Pipeline Company [Member] | Phillips 66 [Member]
Percentage of ownership in equity method investment acquired				19.46%		19.46%
Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member]
Percentage of ownership in equity method investment acquired		40.00%			40.00%
Total consideration | $		$ 69.6
Phillips 66 [Member]
Phillips 66 Partners GP LLC interest transferred to Phillips 66 Project Development Inc			100.00%
Number of refineries most of our assets are connected to					7
Sweeny Fractionator Acquisition [Member] | Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Controlling interest acquired, percentage	25.00%
Total consideration | $	$ 236.0